Significant Accounting Policies - Other Current Asset (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Significant Accounting Policies
Other current assets	$ 158,686	$ 162,478	$ 157,948